Debt: - Maturities for long-term debt and capital lease obligations and debt outstanding (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Maturities for long-term debt and capital lease obligations
2019	$ 522,289
2020	321,140
2021	286,637
2022	216,403
2023	204,891
Long-term debt outstanding and the associated unamortized debt issuance costs and debt discounts
Principal	8,910,680	$ 8,232,703
Long-term debt
Maturities for long-term debt and capital lease obligations
2019	516,827
2020	315,058
2021	279,865
2022	208,862
2023	$ 196,493
Weighted average interest rate on long-term debt	4.24%	4.17%
Long-term debt outstanding and the associated unamortized debt issuance costs and debt discounts
Principal	$ 8,910,680	$ 8,232,703
Unamortized Debt Issuance Costs and Debt Discounts	103,331	95,613
Capital Lease Obligations
Maturities for long-term debt and capital lease obligations
2019	5,462
2020	6,082
2021	6,772
2022	7,541
2023	8,398
FFB | Long-term debt
Maturities for long-term debt and capital lease obligations
2019	164,782
2020	180,107
2021	185,476
2022	189,176
2023	195,483
Long-term debt outstanding and the associated unamortized debt issuance costs and debt discounts
Principal	4,372,422	4,192,450
Unamortized Debt Issuance Costs and Debt Discounts	50,210	51,593
FMBs | Long-term debt
Maturities for long-term debt and capital lease obligations
2019	351,010
2020	1,010
2021	1,010
2022	1,010
2023	1,010
Long-term debt outstanding and the associated unamortized debt issuance costs and debt discounts
Principal	3,556,062	3,057,072
Unamortized Debt Issuance Costs and Debt Discounts	41,509	34,673
PCBs | Long-term debt
Maturities for long-term debt and capital lease obligations
2020	133,550
2021	93,379
2022	18,676
Long-term debt outstanding and the associated unamortized debt issuance costs and debt discounts
Principal	980,770	980,770
Unamortized Debt Issuance Costs and Debt Discounts	11,612	9,347
Series 2009 and Series 2010 bonds | Long-term debt
Maturities for long-term debt and capital lease obligations
2020	133,600
2021	93,400
2022	18,700
CFC | Long-term debt
Maturities for long-term debt and capital lease obligations
2019	1,035
2020	391
Long-term debt outstanding and the associated unamortized debt issuance costs and debt discounts
Principal	$ 1,426	$ 2,411